Rotable spare parts, furniture and equipment, net - Additional Information (Details) $ in Thousands			1 Months Ended							12 Months Ended
	May 12, 2020 engine	Aug. 16, 2013 engine	Oct. 31, 2021 engine	Apr. 30, 2021 engine	Oct. 31, 2020 item	Jul. 31, 2020 item	Nov. 30, 2018 item aircraft	Dec. 31, 2017 aircraft	Nov. 30, 2015 engine	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($) aircraft		Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2011 aircraft	Jan. 01, 2021 USD ($)	[1]
Rotable spare parts, furniture and equipment, net
Rate used to determine amount of borrowing cost										5.34%	2.76%
Depreciation expense										$ 90,790	$ 50,297		$ 37,383
Number of spare engines purchased | engine	11		1						3
Number of aircraft engines to be provided maintenance services | engine			13	2					16
Credit notes received														$ 3,100
Accumulated amortization of credit notes										225	241		228
Number of aircraft to be delivered | item					18	80	26
Amounts paid for aircraft and spare engines										$ 347,147	186,121		157,133
Total number of aircraft to be delivered | aircraft										144
Gain (loss) on sale and leaseback										$ 21,193	9,668		32,695
Term of aircraft delivery agreement										8 years
Carrying amount of remaining owned aircraft										$ 478,771	454,602	[1]	364,994			$ 364,994
Impairment charges on rotable spare parts, furniture and equipment										$ 0	0		0
Not later than one year
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered | aircraft										5
Later Than One Year And Not Later Than Two Years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered | aircraft										17
Between two and three years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered | aircraft										16
Between three and four years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered | aircraft										27
Between four and five years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered | aircraft										21
Between five and six years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered | aircraft										19
Between six and seven years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered | aircraft										14
Between seven and eight years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered | aircraft										25
Lufthansa Technik AG - December 2016 Agreement
Rotable spare parts, furniture and equipment, net
Credit notes received										$ 5,000				$ 1,500
Accumulated amortization of credit notes										$ 452	$ 258		245
Term of total support agreement								66 months
A320 model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased | aircraft								80		25	39				44
A320CEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased | aircraft															14
Number of engines purchased | engine		14
Number of spare engines purchased | engine		1
A320NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased | aircraft								46							30
Number of engines purchased | engine	46	30
Number of spare engines purchased | engine		6							2
Number of aircraft engines to be provided maintenance services | engine									10
A321NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased	34							34
Number of spare engines purchased | engine									1
Number of aircraft engines to be provided maintenance services | engine									6
A320NEO Into A321NEO
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased | aircraft							6				20
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines										$ 166,600	$ 55,700
Carrying amount of remaining owned aircraft										185,455	253,826		$ 246,639
Spare engine leases
Rotable spare parts, furniture and equipment, net
Depreciation expense										309	1,917
Carrying amount of remaining owned aircraft										795	382
Spare engine leases | Pratt and Whitney purchase agreement (FMP)
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines										$ 20,120	$ 19,082

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.